Share-based Payments (Details) ¥ / shares in Units, ¥ in Millions	3 Months Ended
Jun. 30, 2025 JPY (¥) ¥ / shares
Share-based Payments [Abstract]
Per share | ¥ / shares	¥ 12
Unvested RSU | ¥	¥ 19,615,575
Weighted-average period	2 years 7 months 6 days